LEASES (Tables)	6 Months Ended
Dec. 31, 2025
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Rights of use lease assets	¥18,975,692	¥17,537,008	$2,507,759
Less: impairment	—	—	—
Rights of use lease assets, net	¥18,975,692	¥17,537,008	$2,507,759

Operating lease liabilities – current	¥1,761,231	¥1,759,435	$251,596
Operating lease liabilities – non-current	1,081,827	363,277	51,948
Total operating lease liabilities	¥2,843,058	¥2,122,712	$303,544

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

	June 30,	December 31,
	2025	2025
	RMB	RMB
		(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	39.86	42.15
Weighted average discount rate	3.0%	3.0%

Schedule of maturities of lease liabilities

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2026	¥1,793,751	$256,503
2027	365,071	52,204
Total lease payments	2,158,822	308,707
Less: imputed interest	(36,110)	(5,163)
Present value of lease liabilities	2,122,712	303,544
Less: operating lease liabilities – current	1,759,435	251,596
Operating lease liabilities – non-current	¥363,277	$51,948